UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      12/31/2010

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                55


Form 13F Information Table Value Total          $2,726,875,101
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Sep-11
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------

VCA Antech, Inc.            Common      918194101     $154,240,193   7,809,630  x                            6,794,138     1,015,492
-------------------------------------------------------------------

Babcock & Wilcox Company    Common      05615f102     $150,558,114   6,236,873  x                            5,406,450       830,423
-------------------------------------------------------------------

PerkinElmer, Inc.           Common      714046109     $133,610,040   6,680,502  x                            5,800,519       879,983
-------------------------------------------------------------------

Bill Barrett Corporation    Common      06846N104     $130,195,575   3,821,414  x                            3,339,264       482,150
-------------------------------------------------------------------

Live Nation Entertainment,
  Inc.                      Common      538034109     $128,899,252  15,511,342  x                           13,491,420     2,019,922
-------------------------------------------------------------------

Tidewater Inc.              Common      886423102     $128,562,223   2,607,753  x                            2,252,397       355,356
-------------------------------------------------------------------

Cabot Microelectronics Com  Common      12709p103     $125,139,121   2,648,447  x                            2,220,608       427,839
-------------------------------------------------------------------

Hanesbrands, Inc.           Common      410345102     $113,362,156   5,185,826  x                            4,474,476       711,350
-------------------------------------------------------------------

Ralcorp Holdings            Common      751028101     $110,163,587   1,288,463  x                            1,087,884       200,579
-------------------------------------------------------------------

Calgon Carbon Corp          Common      129603106      $97,777,500   6,223,902  x                            5,128,990     1,094,912
-------------------------------------------------------------------

Penske Automotive Group,
  Inc.                      Common      70959w103      $96,726,226   5,024,739  x                            4,135,510       889,229
-------------------------------------------------------------------

Lender Processing Services, Common      52602E102      $86,333,046   5,728,802  x                            4,785,937       942,865
Inc.
-------------------------------------------------------------------

US Cellular Corp            Common      911684108      $82,345,648   1,887,363  x                            1,608,178       279,185
-------------------------------------------------------------------

General Electric Com        Common      369604103      $78,031,748   4,356,882  x                            4,290,519        66,363
-------------------------------------------------------------------

CVS Caremark Corporation    Common      126650100      $73,558,189   1,803,781  x                            1,780,681        23,100
-------------------------------------------------------------------

KAR Auction Services        Common      48238T109      $67,728,569   5,016,931  x                            4,088,852       928,079
-------------------------------------------------------------------

Tyco International Ltd      Common      h89128104      $66,080,684   1,414,701  x                            1,400,097        14,604
-------------------------------------------------------------------

H.B. Fuller Co.             Common      359694106      $65,709,472   2,843,335  x                            2,177,662       665,673
-------------------------------------------------------------------

John Bean Technologies Corp.Common      477839104      $64,211,387   4,177,709  x                            3,375,459       802,250
-------------------------------------------------------------------

Brinker International, Inc. Common      109641100      $57,221,309   2,138,315  x                            1,718,890       419,425
-------------------------------------------------------------------

Johnson & Johnson           Common      478160104      $55,146,484     840,904  x                              822,912        17,992
-------------------------------------------------------------------

Generac Holdings Inc        Common      368736104      $49,618,594   1,770,196  x                            1,393,026       377,170
-------------------------------------------------------------------

Checkpoint Systems Inc      Common      162825103      $49,018,650   4,480,681  x                            3,540,762       939,919
-------------------------------------------------------------------

Western Union Co            Common      959802109      $48,579,415   2,660,428  x                            2,653,678         6,750
-------------------------------------------------------------------

Constellation Brands
  Inc. - A                  Cl A Common 21036p108      $48,033,318   2,323,818  x                            1,874,432       449,386
-------------------------------------------------------------------

General Motors              Common      37045v100      $47,653,493   2,350,937  x                            2,295,382        55,555
-------------------------------------------------------------------

Solutia Inc.                Common      834376501      $44,887,219   2,597,640  x                            2,325,298       272,342
-------------------------------------------------------------------

Baxter International        Common      071813109      $41,484,725     838,414  x                              816,879        21,535
-------------------------------------------------------------------

Microsoft Corp              Common      594918104      $41,347,177   1,592,726  x                            1,551,526        41,200
-------------------------------------------------------------------

Molson Coors Brewing Co
  Cl B                      Cl B Common 60871R209      $40,847,965     938,171  x                              909,422        28,749
-------------------------------------------------------------------

Walmart                     Common      931142103      $40,437,202     676,660  x                              659,310        17,350
-------------------------------------------------------------------

Zebra Technologies Cp
  Class A                   Cl A Common 989207105      $38,632,739   1,079,730  x                              879,731       199,999
-------------------------------------------------------------------

CIRCOR International, Inc.  Common      17273k109      $38,012,345   1,076,532  x                              842,170       234,362
-------------------------------------------------------------------

Time Warner Inc. New        Common      887317303      $34,998,101     968,403  x                              943,066        25,337
-------------------------------------------------------------------

Beam, Inc.                  Common      073730103      $25,759,981     502,830  x                              498,601         4,229
-------------------------------------------------------------------

Spdr Trust Series 1         ETF         78462F103      $23,949,667     190,834  x                              190,609           225
-------------------------------------------------------------------

The Madison Square Garden   Cl A Common 55826p100      $21,787,794     760,747  x                              648,629       112,118
Company
-------------------------------------------------------------------

Quest Diagnostics Inc       Common      74834l100       $7,304,296     125,806  x                              121,771         4,035
-------------------------------------------------------------------

Empire District Electric    Common      291641108       $5,755,440     272,899  x                               43,700       229,199
Company
-------------------------------------------------------------------

Ishares Russell 2000        ETF         464287655       $2,399,088      32,530  x                               31,380         1,150
-------------------------------------------------------------------

NV Energy, Inc.             Common      67073Y106       $2,123,276     129,864  x                              126,443         3,421
-------------------------------------------------------------------

GENERAL MTRS CO JR PFD
CNV SRB 4.75%                Preferred   37045V209       $1,637,150      47,800  x                               46,300        1,500
-------------------------------------------------------------------

Post Properties 8.50%       Preferred   737464206       $1,398,661      23,807  x                               22,807         1,000
-------------------------------------------------------------------

JP Morgan Chase 8.625 Pfd   Preferred   46625H621         $978,420      35,450  x                               35,450             0
-------------------------------------------------------------------

BP PLC SPONSORED ADR        Common      055622104         $641,100      15,000  x                               15,000             0
-------------------------------------------------------------------

iShares iBoxx $ High Yield  ETF         464288513         $599,181       6,700  x                                7,000          -300
Corporate Bd
-------------------------------------------------------------------

Nextera Energy Inc. Corp
  Unit                      Preferred   65339F309         $541,527      10,700  x                                9,700         1,000
-------------------------------------------------------------------

ISHARES TR MSCI ACWI INDX   ETF         464288257         $506,040      12,000  x                               12,000             0
-------------------------------------------------------------------

Cincinnati Bell 6.75%
  Series B                  Preferred   171871403         $466,320      12,000  x                               11,000         1,000
-------------------------------------------------------------------

Bank America Preferred J    Preferred   060505724         $453,720      22,800  x                               22,800             0
-------------------------------------------------------------------

Bank Of America Corp        Common      060505104         $375,300      67,500  x                               67,500             0
-------------------------------------------------------------------

E I Dupont                  Common      263534109         $325,393       7,108  x                                7,108             0
-------------------------------------------------------------------

WELLS FARGO & CO
  NEW DEP SHS SER J         Preferred   949746879         $298,515      10,500  x                               10,500             0
-------------------------------------------------------------------

WALT DISNEY COMPANY         Common      254687106         $212,518       5,667  x                                5,667             0
-------------------------------------------------------------------

Procter & Gamble Co         Common      742718109         $210,247       3,152  x                                3,152             0
-------------------------------------------------------------------


-------------------------------------------------------------------

             TOTAL          55         SECURITIES   $2,726,875,101
                                                                   118,897,644                              102,802,642   16,095,002
-------------------------------------------------------------------
